As filed with the Securities and Exchange Commission on November 19, 2024

Securities Act File No. 333-227545

Investment Company Act File No. 811-23382

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 48	☒

SPROTT FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

200 Bay Street, Suite 2600,

Toronto, Ontario, Canada M5J2J1

(Address of Principal Executive Office)

416-943-8099

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copies of communications to:

Thomas W. Ulrich

President

Sprott Funds Trust

320 Post Road, Suite 230

Darien, CT 06820

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 27, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A for Sprott Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying until November 27, 2024 the effectiveness of the registration statement for the Sprott Silver Miners ETF, filed in Post-Effective Amendment No. 31 (“PEA No. 31”) with the Commission via EDGAR Accession No. 0001999371-24-007337 on June 11, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 31 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Darien, and State of Connecticut, on the 19th Day of November, 2024.

Sprott Funds Trust

By:	/s/ Thomas W. Ulrich
Name:	Thomas W. Ulrich
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 19, 2024.

Signature	Title	Date

/s/ Thomas W. Ulrich	President	November 19, 2024
Thomas W. Ulrich

/s/ John Ciampaglia	Interested Trustee	November 19, 2024
John Ciampaglia

*	Trustee	November 19, 2024
Michael W. Clark

*	Trustee	November 19, 2024
Peyton T. Muldoon

*	Trustee	November 19, 2024
James R. Pierce Jr.

*	Trustee	November 19, 2024
Leslie Barrett

*	Treasurer and Chief Financial Officer	November 19, 2024
Varinder Bhathal

*By:	/s/ Thomas W. Ulrich

* Thomas W. Ulrich, pursuant to a power of attorney filed on April 28, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 26 on Form N-14.